UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                                   FORM N-Q

                  QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF
                    REGISTERED MANAGEMENT INVESTMENT COMPANY


Investment Company Act file number: 811-4019

Exact Name of Registrant as Specified in Charter:  USAA INVESTMENT TRUST

Address of Principal Executive Offices and Zip Code: 9800 FREDERICKSBURG ROAD
                                                     SAN ANTONIO, TX  78288

Name and Address of Agent for Service:               EILEEN M. SMILEY
                                                     USAA INVESTMENT TRUST
                                                     9800 FREDERICKSBURG ROAD
                                                     SAN ANTONIO, TX  78288

Registrant's Telephone Number, Including Area Code:  (210) 498-4103

Date of Fiscal Year End:   MAY 31

Date of Reporting Period:  AUGUST 31, 2005



ITEM 1.  SCHEDULE OF INVESTMENTS.
USAA INTERNATIONAL FUND - 1ST QUARTER REPORT - PERIOD ENDED AUGUST 31, 2005

[LOGO OF USAA]
   USAA(R)

                             USAA INTERNATIONAL Fund

                                            [GRAPHIC OF USAA INTERNATIONAL FUND]

                      1st Quarter Portfolio of Investments

--------------------------------------------------------------------------------
    AUGUST 31, 2005

                                                                      (Form N-Q)

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                   of INVESTMENTS

USAA INTERNATIONAL FUND
AUGUST 31, 2005 (UNAUDITED)

                                                                                                           MARKET
    NUMBER                                                                                                  VALUE
 OF SHARES    SECURITY                                                                                      (000)
-----------------------------------------------------------------------------------------------------------------
              STOCKS (98.3%)

              AUSTRALIA (1.3%)
   707,168    QBE Insurance Group Ltd. (Property & Casualty Insurance)(c)                                $  9,169
                                                                                                         --------
              AUSTRIA (1.8%)
   235,860    Erste Bank der oesterreichischen Sparkassen AG (Regional Banks)                              13,090
                                                                                                         --------
              BRAZIL (0.8%)
   166,510    Companhia Vale Do Rio Doce ADR (Steel)                                                        5,726
                                                                                                         --------
              CANADA (3.4%)
   185,651    Canadian National Railway Co. (Railroads)(c)                                                 12,305
   245,240    EnCana Corp. (Oil & Gas Exploration & Production)                                            12,026
                                                                                                         --------
                                                                                                           24,331
                                                                                                         --------
              CHINA (1.8%)
17,763,500    CNOOC Ltd. (Oil & Gas Exploration & Production)                                              12,778
                                                                                                         --------
              FRANCE (18.0%)
   576,720    AXA S.A. (Multi-Line Insurance)                                                              15,427
    36,467    Air Liquide S.A. (Industrial Gases)(c)                                                        6,360
    64,167    Air Liquide S.A. - Bonus Shares (Industrial Gases) (acquired 7/02/2002-11/29/2004;
                 cost: $9,085)(a,b)                                                                        11,192
   206,940    Business Objects S.A. (Application Software)*                                                 6,912
   369,860    Credit Agricole S.A. (Regional Banks)                                                         9,903
    78,330    Groupe DANONE (Packaged Foods & Meat)                                                         8,290
   139,370    LVMH Moet Hennessy Louis Vuitton S.A. (Apparel & Accessories & Luxury Goods)                 11,324
   144,160    Sanofi-Aventis S.A. (Pharmaceuticals)(c)                                                     12,372
   245,926    Schneider Electric S.A. (Electrical Components & Equipment)                                  19,413
   104,371    Societe Television Francaise 1 (Broadcasting & Cable TV)                                      2,813
   140,453    Total S.A. ADR (Integrated Oil & Gas)                                                        18,517
   146,246    Veolia Environnement S.A. (Multi-Utilities)                                                   5,983
                                                                                                         --------
                                                                                                          128,506
                                                                                                         --------
              GERMANY (1.2%)
   139,770    Schering AG (Pharmaceuticals)                                                                 8,858
                                                                                                         --------
              HONG KONG (2.1%)
   779,000    Esprit Holdings Ltd. (Apparel Retail)                                                         5,750
 7,820,000    Hutchison Telecommunications International Ltd. (Wireless Telecommunication Services)*        9,346
                                                                                                         --------
                                                                                                           15,096
                                                                                                         --------
              HUNGARY (1.3%)
   122,550    OTP Bank Ltd. GDR (Regional Banks)                                                            9,657
                                                                                                         --------
              INDONESIA (0.4%)
 8,687,500    PT Bank Central Asia Tbk (Diversified Banks)                                                  2,891
                                                                                                         --------
              IRELAND (1.1%)
   447,840    Depfa Bank plc (Specialized Finance)                                                          7,566
                                                                                                         --------
              ISRAEL (1.0%)
   325,060    Check Point Software Technologies Ltd. (Systems Software)*                                    7,333
                                                                                                         --------
              ITALY (1.5%)
    96,785    FastWeb S.p.A. (Communications Equipment)*                                                    4,169
 1,099,640    UniCredito Italiano S.p.A. (Regional Banks)                                                   6,289
                                                                                                         --------
                                                                                                           10,458
                                                                                                         --------

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                   of INVESTMENTS
                   (continued)

USAA INTERNATIONAL FUND
AUGUST 31, 2005 (UNAUDITED)

                                                                                                           MARKET
    NUMBER                                                                                                  VALUE
 OF SHARES    SECURITY                                                                                      (000)
-----------------------------------------------------------------------------------------------------------------
              JAPAN (16.4%)
 1,244,000    Asahi Glass Co. Ltd. (Building Products)                                                   $ 12,815
   477,000    Bridgestone Corp. (Tires & Rubber)                                                            9,458
   280,000    Canon, Inc. (Electronic Equipment Manufacturers)                                             14,175
   295,700    Chugai Pharmaceutical Co. Ltd. (Pharmaceuticals)                                              5,592
   327,000    Kaneka Corp. (Diversified Chemicals)                                                          3,942
    50,600    Murata Manufacturing Co. Ltd. (Electrical Components & Equipment)                             2,662
    80,900    Nintendo Co. Ltd. (Leisure Products)                                                          8,522
   149,900    Nitto Denko Corp. (Specialty Chemicals)                                                       9,579
   120,300    Omron Corp. (Electrical Components & Equipment)                                               2,669
   438,000    Ricoh Co. Ltd. (Office Electronics)                                                           6,824
   125,000    Sekisui Chemical Co. Ltd. (Homebuilding)                                                        811
 1,497,000    Shinsei Bank Ltd. (Diversified Banks)                                                         9,274
 2,561,000    Tokyo Gas Co. Ltd. (Gas Utilities)                                                            9,582
 1,391,000    Toray Industries, Inc. (Textiles)(c)                                                          6,383
   357,400    Toyota Motor Corp. (Automobile Manufacturers)                                                14,632
                                                                                                         --------
                                                                                                          116,920
                                                                                                         --------
              KOREA (2.5%)
    33,490    Samsung Electronics Co. Ltd. (Semiconductors)                                                17,697
                                                                                                         --------
              MEXICO (1.7%)
   115,980    Grupo Televisa S.A. de C.V. ADR (Broadcasting & Cable TV)                                     7,283
 1,101,200    Wal-Mart de Mexico S.A. (General Merchandise Stores)                                          4,798
                                                                                                         --------
                                                                                                           12,081
                                                                                                         --------
              NETHERLANDS (1.0%)
   517,970    Reed Elsevier N.V. (Publishing)(c)                                                            7,257
                                                                                                         --------
              POLAND (0.6%)
   473,140    Powszechna Kasa Oszczednosci Bank Polski S.A. (Regional Banks)                                4,195
                                                                                                         --------
              SINGAPORE (1.5%)
 6,954,000    Singapore Telecommunications Ltd. (Integrated Telecommunication Services)                    10,691
                                                                                                         --------
              SPAIN (5.0%)
   755,600    Banco Bilbao Vizcaya Argentaria S.A. (Diversified Banks)                                     12,585
   270,340    Iberdrola S.A. (Electric Utilities)                                                           6,961
   927,233    Telefonica S.A. (Integrated Telecommunication Services)                                      15,372
    14,875    Telefonica S.A. ADR (Integrated Telecommunication Services)                                     740
                                                                                                         --------
                                                                                                           35,658
                                                                                                         --------
              SWEDEN (5.3%)
   335,460    Atlas Copco AB "A" (Industrial Machinery)                                                     5,827
   261,850    Hennes & Mauritz AB "B" (Apparel Retail)                                                      9,145
 1,662,710    LM Ericsson Telephone Co. "B" ADR (Communications Equipment)                                  5,802
   384,820    Sandvik AB (Industrial Machinery)                                                            17,126
                                                                                                         --------
                                                                                                           37,900
                                                                                                         --------
              SWITZERLAND (8.4%)
    58,204    Nestle S.A. (Packaged Foods & Meat)                                                          16,372
   151,730    Roche Holdings AG (Pharmaceuticals)                                                          21,043
    18,112    Syngenta AG (Specialty Chemicals)                                                             1,934
    38,640    Synthes, Inc. (Health Care Equipment)                                                         4,655
   192,983    UBS AG (Diversified Capital Markets)                                                         15,851
                                                                                                         --------
                                                                                                           59,855
                                                                                                         --------

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                   of INVESTMENTS
                   (continued)

USAA INTERNATIONAL FUND
AUGUST 31, 2005 (UNAUDITED)

                                                                                                           MARKET
    NUMBER                                                                                                  VALUE
 OF SHARES    SECURITY                                                                                      (000)
-----------------------------------------------------------------------------------------------------------------
              THAILAND (0.5%)
 1,392,700    Bangkok Bank Public Co. Ltd. (Diversified Banks)                                           $  3,759
                                                                                                         --------
              UNITED KINGDOM (19.7%)
   487,520    Amvescap plc (Investment Banking & Brokerage)                                                 3,227
   278,540    AstraZeneca plc (Pharmaceuticals)                                                            12,765
   426,020    BG Group plc (Oil & Gas Exploration & Production)                                             3,850
   174,300    BOC Group plc (Diversified Chemicals)                                                         3,306
   667,910    Diageo plc (Distillers & Vintners)                                                            9,580
 2,851,780    Hilton Group plc (Casinos & Gaming)                                                          16,250
   279,550    Next plc (Apparel Retail)                                                                     7,629
   893,900    Reckitt Benckiser plc (Household Products)                                                   27,781
   937,525    Smith & Nephew plc (Health Care Equipment)                                                    9,032
 1,433,780    Tesco plc (Food Retail)                                                                       8,459
 6,625,190    Vodafone Group plc (Wireless Telecommunication Services)                                     18,211
 1,421,290    William Hill plc (Casinos & Gaming)                                                          15,121
   727,670    Yell Group plc (Publishing)                                                                   5,944
                                                                                                         --------
                                                                                                          141,155
                                                                                                         --------
              Total stocks (cost: $558,941)                                                               702,627
                                                                                                         --------

 PRINCIPAL
    AMOUNT
     (000)
----------
              MONEY MARKET INSTRUMENTS (4.2%)

              COMMERCIAL PAPER
   $ 2,223    Cargill Inc., 3.55%, 9/01/2005(i,j)                                                           2,223
    27,319    Morgan Stanley Dean Witter Co., 3.57%, 9/01/2005                                             27,319
                                                                                                         --------
              Total money market instruments (cost: $29,542)                                               29,542
                                                                                                         --------

              SHORT-TERM INVESTMENTS PURCHASED WITH CASH
              COLLATERAL FROM SECURITIES LOANED (4.9%)(h)

              REPURCHASE AGREEMENTS (4.9%)(e)
    12,000    CS First Boston, LLC, 3.58%, acquired on 8/31/2005 and due 9/01/2005 at $12,000
                 (collateralized by $11,595 of U.S. Treasury notes(f), 5.00%, due 8/15/2011;
                 market value $12,241)                                                                     12,000
    12,000    Deutsche Bank Securities, Inc., 3.57%, acquired on 8/31/2005 and due 9/01/2005 at $12,000 (collateralized by $12,254 of Freddie Mac notes(f), 4.13%, due
                 4/12/2007; market value $12,241)                                                          12,000
     5,000    Lehman Brothers, Inc., 3.53%, acquired on 8/31/2005 and due 9/01/2005 at $5,000
                 (collateralized by $5,810 of Freddie Mac Discount Notes(f), 4.16%(g),
                 due 10/15/2008; market value $5,102)                                                       5,000
     6,000    Morgan Stanley & Co., Inc., 3.58%, acquired on 8/31/2005 and due 9/01/2005 at $6,000
                 (collateralized by $2,090 of Farmer Mac Discount Notes(f), 3.53%(g), due 9/15/2005;
                 and $4,030 of Federal Home Loan Bank Bonds(f), 4.25%, due 9/26/2008; combined
                 market value $6,137)                                                                       6,000
                                                                                                         --------
                                                                                                           35,000
                                                                                                         --------

    NUMBER
 OF SHARES
----------
              MONEY MARKET FUNDS (0.0%)(k)
    32,993    AIM Short-Term Investment Co. Liquid Assets Portfolio, 3.50%(d)                                  33
                                                                                                         --------
              Total short-term investments purchased with cash collateral from securities
                 loaned (cost: $35,033)                                                                    35,033
                                                                                                         --------

              TOTAL INVESTMENTS (COST: $623,516)                                                         $767,202
                                                                                                         ========

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USAA INTERNATIONAL FUND
AUGUST 31, 2005 (UNAUDITED)

GENERAL NOTES
--------------------------------------------------------------------------------

     USAA INVESTMENT TRUST (the Trust), registered under the Investment Company Act of 1940 (the 1940 Act), as amended, is an open-end management investment company organized as a Massachusetts business trust consisting of 10 separate funds. The information presented in this quarterly report pertains only to the USAA International Fund (the Fund), which is classified as diversified under the 1940 Act.

     A. The value of each security is determined (as of the close of trading on the New York Stock Exchange (NYSE) on each business day the exchange is open) as set forth below:

         1. Equity securities, including exchange-traded funds, except as otherwise noted, traded primarily on a domestic securities exchange or the Nasdaq over-the-counter markets are valued at the last sales price or official closing price on the exchange or primary market on which they trade. Equity securities traded primarily on foreign securities exchanges or markets are valued at the last quoted sales price, or the most recently determined official closing price calculated according to local market convention, available at the time the Fund is valued. If no last sale or official closing price is reported or available, the average of the bid and asked prices is generally used.

         2. Equity securities trading in various foreign markets may take place on days when the NYSE is closed. Further, when the NYSE is open, the foreign markets may be closed. Therefore, the calculation of the Fund's net asset value (NAV) may not take place at the same time the prices of certain foreign securities held by the Fund are determined. In most cases, events affecting the values of foreign securities that occur between the time of their last quoted sales or official closing prices and the close of normal trading on the NYSE on a day the Fund's NAV is calculated will not be reflected in the value of the Fund's foreign securities. However, USAA Investment Management Company (the Manager), an affiliate of the Fund, and the Fund's subadviser, if applicable, will monitor for events that would materially affect the value of the Fund's foreign securities and, if necessary, the Manager will value the foreign securities in good faith, considering such available information that the Manager deems relevant, under valuation procedures approved by the Trust's Board of Trustees. In addition, the Fund may use information from an external vendor or other sources to adjust the foreign market closing prices of foreign equity securities to reflect what the Fund believes to be the fair value of the securities as of the close of the NYSE. Fair valuation of affected foreign equity securities may occur frequently based on an assessment that events that occur on a fairly regular basis (such as U.S. market movements) are significant.

         3. Investments in open-end investment companies, other than exchange-traded funds, are valued at their NAV at the end of each business day.

         4. Debt securities purchased with original maturities of 60 days or less are stated at amortized cost, which approximates market value. Repurchase agreements are valued at cost.

         5. Securities for which market quotations are not readily available or are considered unreliable, or whose values have been materially affected by events occurring after the close of their primary markets but before the pricing of the Fund, are valued in good faith at fair value, using methods determined by the Manager in consultation with the Fund's subadviser, if applicable, under valuation procedures approved by the Trust's Board of Trustees. The effect of fair value pricing is that securities may not be priced on the basis of quotations from the primary market in which they are traded and the actual price realized from the sale of a security may differ materially from the fair value price. Valuing these securities at fair value is intended to cause the Fund's NAV to be more reliable than it otherwise would be.

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           to Portfolio of INVESTMENTS
           (continued)

USAA INTERNATIONAL FUND
AUGUST 31, 2005 (UNAUDITED)

             Fair value methods used by the Manager include, but are not limited to, obtaining market quotations from secondary pricing services, broker-dealers, or widely used quotation systems. General factors considered in determining the fair value of securities include fundamental analytical data, the nature and duration of any restrictions on disposition of the securities, and an evaluation of the forces that influenced the market in which the securities are purchased and sold.

     B. As of August 31, 2005, the cost of securities, for federal income tax purposes, was approximately the same as that reported in the portfolio of investments. Gross unrealized appreciation and depreciation of investments as of August 31, 2005, were $147,901,000 and $4,215,000, respectively, resulting in net unrealized appreciation of $143,686,000.

     C. The portfolio of investments category percentages shown represent the percentages of the investments to net assets, which were $714,573,000 at August 31, 2005, and, in total, may not equal 100%.

     D. ADR - American depositary receipts are receipts issued by a U.S. bank evidencing ownership of foreign shares. Dividends are paid in U.S. dollars.

     E. GDR - Global depositary receipts are receipts issued by a U.S. or foreign bank evidencing ownership of foreign shares. Dividends are paid in U.S. dollars.

SPECIFIC NOTES
--------------------------------------------------------------------------------

     (a) Security deemed illiquid by the Manager, under liquidity guidelines approved by the Trust's Board of Trustees. The market value of this security at August 31, 2005, was $11,192,000, which represented 1.6% of the Fund's net assets.

     (b) Security was fair valued at August 31, 2005, by the Manager in accordance with valuation procedures approved by the Trust's Board of Trustees.

     (c) The security or a portion thereof was out on loan as of August 31, 2005. The aggregate fair market value of these securities as of August 31, 2005, was approximately $33,491,000.

     (d) Rate represents the money market fund annualized seven-day yield at August 31, 2005.

     (e) Repurchase agreements - The Fund may enter into repurchase agreements with commercial banks or recognized security dealers. These agreements are collateralized by obligations issued or guaranteed as to both principal and interest by the U.S. government, its agencies, or its instrumentalities. Collateral on repurchase agreements is received by the Fund upon entering into the repurchase agreement. The collateral is marked-to-market daily to ensure its market value is equal to or in excess of the repurchase agreement price plus accrued interest and is held by the Fund, either through its regular custodian or through a special "tri-party" custodian that maintains separate accounts for both the Fund and its counterparty, until maturity of the repurchase agreement. The Fund's Manager monitors the creditworthiness of sellers with which the Fund may enter into repurchase agreements.

     (f) Securities issued by government-sponsored enterprises (GSEs) are supported only by the credit of the issuing agency, instrumentality, or corporation, and are neither issued nor guaranteed by the U.S. government.

     (g) Zero-coupon security. Rate represents the effective yield at date of purchase.

6

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           to Portfolio of INVESTMENTS
           (continued)

USAA INTERNATIONAL FUND
AUGUST 31, 2005 (UNAUDITED)

     (h) The Fund, through its third-party securities-lending agent, Metropolitan West Securities LLC (MetWest), may lend its securities to qualified financial institutions, such as certain broker-dealers, to earn additional income. The borrowers are required to secure their loans continuously with cash collateral in an amount at least equal to the fair value of the securities loaned, initially in an amount at least equal to 102% of the fair value of domestic securities loaned and 105% of the fair value of international securities loaned. Cash collateral is invested in high-quality short-term investments. Risks to the Fund in securities-lending transactions are that the borrower may not provide additional collateral when required or return the securities when due, and that the value of the short-term investments will be less than the amount of cash collateral required to be returned to the borrower.

     (i) Restricted security that is not registered under the Securities Act of 1933. A resale of this security in the United States may occur in an exempt transaction to a qualified institutional buyer as defined by Rule 144A, and as such has been deemed liquid by the Manager under liquidity guidelines approved by the Trust's Board of Trustees, unless otherwise noted as illiquid.

     (j) Commercial paper issued in reliance on the "private placement" exemption from registration afforded by Section 4(2) of the Securities Act of 1933. Unless this commercial paper is subsequently registered, a resale of this commercial paper in the United States must be effected in a transaction exempt from registration under the Securities Act of 1933. Section 4(2) commercial paper is normally resold to other investors through or with the assistance of the issuer or an investment dealer who makes a market in this security, and as such has been deemed liquid by the Manager under liquidity guidelines approved by the Trust's Board of Trustees, unless otherwise noted as illiquid.

     (k) Represents less than 0.1% of net assets.

     * Non-income-producing security for the 12 months preceding August 31, 2005.

                TRUSTEES      Christopher W. Claus
                              Barbara B. Dreeben
                              Robert L. Mason, Ph.D.
                              Michael F. Reimherr
                              Laura T. Starks, Ph.D.
                              Richard A. Zucker

          ADMINISTRATOR,      USAA Investment Management Company
     INVESTMENT ADVISER,      P.O. Box 659453
            UNDERWRITER,      San Antonio, Texas 78265-9825
         AND DISTRIBUTOR

          TRANSFER AGENT      USAA Shareholder Account Services
                              9800 Fredericksburg Road
                              San Antonio, Texas 78288

           CUSTODIAN AND      State Street Bank and Trust Company
        ACCOUNTING AGENT      P.O. Box 1713
                              Boston, Massachusetts 02105

             INDEPENDENT      Ernst & Young LLP
       REGISTERED PUBLIC      100 West Houston St., Suite 1800
         ACCOUNTING FIRM      San Antonio, Texas 78205

               TELEPHONE      Call toll free - Central time
        ASSISTANCE HOURS      Monday - Friday, 7 a.m. to 10 p.m.
                              Saturday, 8:30 a.m. to 5 p.m.
                              Sunday, 10:30 a.m. to 7 p.m.

          FOR ADDITIONAL      (800) 531-8181
       INFORMATION ABOUT      For account servicing, exchanges,
            MUTUAL FUNDS      or redemptions (800) 531-8448

         RECORDED MUTUAL      24-hour service (from any phone)
       FUND PRICE QUOTES      (800) 531-8066

             MUTUAL FUND      (from touch-tone phones only)
          USAA TOUCHLINE      For account balance, last transaction, fund
                              prices, or to exchange or redeem fund shares
                              (800) 531-8777

         INTERNET ACCESS      USAA.COM

THROUGH OUR ONGOING EFFORTS TO REDUCE EXPENSES, YOUR REPORT MAILINGS ARE STREAMLINED. WE DEVELOP MAILING LISTS USING CRITERIA SUCH AS ADDRESS, MEMBER NUMBER, AND SURNAME TO SEND ONE REPORT TO EACH HOUSEHOLD INSTEAD OF SENDING A REPORT TO EVERY REGISTERED OWNER. THIS PRACTICE IS DESIGNED TO REDUCE DUPLICATE COPIES AND SAVE PAPER AND POSTAGE COSTS TO THE FUND. IF YOU PREFER NOT TO PARTICIPATE IN STREAMLINING AND WOULD LIKE TO CONTINUE RECEIVING ONE REPORT PER REGISTERED ACCOUNT OWNER, PLEASE CALL US AND WE WILL BEGIN YOUR INDIVIDUAL DELIVERY WITHIN 30 DAYS OF YOUR REQUEST.

COPIES OF THE MANAGER'S PROXY VOTING POLICIES AND PROCEDURES, APPROVED BY THE TRUST'S BOARD OF TRUSTEES FOR USE IN VOTING PROXIES ON BEHALF OF THE FUND, ARE AVAILABLE WITHOUT CHARGE (I) BY CALLING (800) 531-8448; (II) AT USAA.COM; AND
(III) ON THE SEC'S WEB SITE AT HTTP://WWW.SEC.GOV. INFORMATION REGARDING HOW THE FUND VOTED PROXIES RELATING TO PORTFOLIO SECURITIES DURING THE MOST RECENT 12-MONTH PERIOD ENDED JUNE 30 IS AVAILABLE (I) AT USAA.COM; AND (II) ON THE SEC'S WEB SITE AT HTTP://WWW.SEC.GOV.

                                                        [LOGO OF RECYCLED PAPER]
                                                                Recycled
                                                                  Paper

            [LOGO OF USAA]    WE KNOW WHAT IT MEANS TO SERVE.(R)
                USAA          ----------------------------------
                                 INSURANCE o MEMBER SERVICES

48050-1005                                   (C)2005, USAA. All rights reserved.



ITEM 2.  CONTROLS AND PROCEDURES

The principal executive officer and principal financial officer of USAA Investment Trust (Trust) have concluded that the Trust's disclosure controls and procedures are sufficient to ensure that information required to be disclosed by the Trust in this Form N-Q was recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission's rules and forms, based upon such officers' evaluation of these controls and procedures as of a date within 90 days of the filing date of the report.

In July 2005, disclosure controls and procedures were established for the new section of the shareholder reports detailing the factors considered by the Fund' Board in approving the Funds' advisory agreements. None of these changes are relevant to this Form N-Q.

There were no significant changes or corrective actions with regard to significant deficiencies or material weaknesses in the Trust's internal controls or in other factors that could significantly affect the Trust's internal controls subsequent to the date of their evaluation.



ITEM 3.  EXHIBITS.

Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is filed and attached thereto as Exhibit 99.CERT.




                                   SIGNATURES


Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant:  USAA INVESTMENT TRUST (except Total Return Strategy Fund)

By:*     /s/ EILEEN M. SMILEY
         -----------------------------------------------------------
         Signature and Title:  Eileen M. Smiley, Assistant Secretary

Date:    OCTOBER 19, 2005
         ------------------------------

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:*     /s/ CHRISTOPHER W. CLAUS
         ----------------------------------------------------
         Signature and Title:  Christopher W. Claus/President

Date:    OCTOBER 25, 2005
         ------------------------------


By:*     /s/ DEBRA K. DUNN
         --------------------------------------------
         Signature and Title:  Debra K. Dunn/Treasurer

Date:    OCTOBER 24, 2005
         ------------------------------


*PRINT THE NAME AND TITLE OF EACH SIGNING OFFICER UNDER HIS OR HER SIGNATURE.